Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information

15.	SEGMENT INFORMATION

The Company’s business is organized into two reportable segments: renewable systems integration revenue and non-renewable systems integration revenue. The reporting segments follow the same accounting policies used in the preparation of the Company’s consolidated financial statements. The following represents selected information for the Company’s reportable segments for the years ended December 31, 2018 and 2017.

	December 31, 2018	December 31, 2017
Assets by Segment
Renewable systems integration	$1,540,423	$27,589
Non-renewable systems integration	1,984,084	1,457,607
	3,524,507	$1,485,196

	For the Years Ended
	December 31, 2018	December 31, 2017
Revenue by segment
Renewable systems integration – related party	$40,548	$85,919
Non-renewable system integration	7,505,889	6,266,967
	$7,546,437	$6,352,886

Cost of sales by segment
Renewable systems integration – related party	$40,376	$87,649
Non-renewable system integration	5,492,607	4,241,421
	$5,532,983	$4,329,070

Operating expenses
Renewable Systems integration	$565,700	$261,118
Non-renewable system Integration	1,881,160	1,699,745
	$2,446,860	$1,960,863
Operating (loss) income by segment
Renewable Systems integration	$(565,528)	$(262,633)
Non-renewable system Integration	132,122	325,586
	$(433,406)	$62,953